SEPARATE ACCOUNTS - RECONCILIATION OF NET TRANSFERS TO OR (FROM) SEPARATE ACCOUNTS (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Insurance [Abstract]
Transfers to Separate Accounts	$ 248.2
Transfers from Separate Accounts	254.5
Net transfers to or (from) Separate Accounts	(6.3)
Transfers as Reported in the Summary of Operations of the Life, Accident & Health Statement	$ (6.3)